DISCONTINUED OPERATIONS - Reconciliation of cash, cash equivalents and restricted cash reported (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Cash, cash equivalents - consolidated balance sheets	$ 1,810	$ 3,244	$ 5,497
Cash, cash equivalents, discontinued operations		33	77
Cash, cash equivalents - consolidated statements of cash flows	$ 1,810	$ 3,277	$ 5,574